Consolidated Statements of Shareholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2010	Apr. 30, 2012	Apr. 30, 2011
Net change in cash flow hedges, income tax	$ 0.1
Defined benefit plan, income tax	$ 5.7	$ 6.0	$ 18.6